UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 66.51%

Air Courier Services - 2.02%
3,000	FedEx Corp.	$ 575,010

Aircraft - 1.33%
2,500	Boeing Co.	376,400

Aircraft Engines & Engine Parts - 1.90%
5,000	United Technologies Corp.	538,600

Beverage - 1.23%
3,500	PepsiCo, Inc.	350,350

Biological Products (No Diagnostic Substances) - 1.76%
1,700	Biogen, Inc. *	499,919

Cable & Other Pay Television Services - 5.20%
7,000	Comcast Corporation	486,570
10,000	Walt Disney Co.	991,200
		1,477,770
Commercial Banks, NEC - 1.92%
11,500	Toronto Dominion Bank	544,985

Computer & Office Equipment - 0.91%
11,500	International Business Machines Corp.	259,552

Electric Services - 1.81%
4,500	NextEra Energy, Inc.	514,035

Electronic Computers - 1.98%
5,100	Apple, Inc.	563,652

Food & Kindred Products - 1.16%
4,900	Nestle S.A. ADR	329,770

Footwear - 1.23%
7,000	Nike, Inc. Class-B	350,490

Hospital & Medical Service Plans - 1.15%
2,500	Aetna, Inc.	327,100

Motor Vehicle Parts & Accessories - 1.81%
4,500	Honeywell International, Inc.	512,730

National Commercial Banks - 6.52%
5,000	Citigroup Inc.	281,950
6,500	JP Morgan Chase & Co.	521,105
10,500	US Bancorp	521,010
10,000	Wells Fargo & Company	529,200
		1,853,265
Natural Gas Transmission - 1.64%
31,000	Kinder Morgan, Inc.	466,200

Oil, Gas Field Services, NBC - 1.72%
5,800	Schlumberger, Ltd. (France)	487,490

Petroleum Refining - 1.18%
3,000	Chevron Corp.	334,680

Pharmaceutical Preparations - 6.75%
4,000	Johnson & Johnson	445,200
9,000	Merck & Co., Inc.	550,710
16,000	Pfizer	514,240
4,000	Sanofi	160,800
250,000	Abbvie 2.90%, 11/06/22	246,351
		1,917,301
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.60%
3,000	Dow Chemicals Co.	167,160
180	AdvanSix Inc.	3,366
		170,526
Railroad, Line-Haul Operating - 1.68%
4,700	Union Pacific Corp.	476,251

Retail - Apparel & Accessory Stores - 1.23%
15,000	Hanesbrands, Inc., 6.375%, 12/15/2020	348,450

Retail-Drug Stores - 1.90%
7,000	CVS Caremark Corp.	538,230

Retail-Eating Places - 2.20%
10,800	Starbucks Corp.	626,076

Retail-Lumbar & Other Building Material Dealers - 1.82%
4,000	The Home Depot, Inc.	517,600

Retail-Variety Stores - 2.67%
5,000	Target Corp.	386,200
5,300	Wal-Mart Stores, Inc.	373,279
		759,479
Semiconductors & Related Devices - 1.77%
14,500	Intel Corp.	503,150

Services-Business Services - 2.50%
3,800	Accenture PLC, Class-A (Ireland)	453,834
2,500	MasterCard, Inc. Class-A	255,500
		709,334
Services-Computer Programming, Data Processing, Etc. - 3.03%
500	Alphabet, Inc. - Class A *	387,940
4,000	Facebook, Inc. *	473,680
		861,620
Telephone Communciations - 3.62%
13,700	AT&T, Inc.	529,231
10,000	Verizon Communications, Inc.	499,000
		1,028,231

Wireline Telecommunications Services - 0.25%
3,000	Qwest CTL 6.50% 09/01/56	71,190

TOTAL FOR COMMON STOCK (Cost $15,874,860) - 66.51%		18,889,436

CORPORATE BONDS - 22.45% (a)

Agriculture Chemicals - 0.29%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	81,000

Airlines - 0.54%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	152,632

Auto Parts Manufacturing - 1.11%
300,000	Goodyear 7% 5/15/2022	314,625

Automotive Wholesaler - 0.70%
200,000	LKQ Corp., 4.75% 05/15/2023	200,000

Banks & Financial Institutions - 0.52%
100,000	Old National Bancorp 4.125% 8/15/2024	97,844
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 (France) **	50,425
		148,269
Bituminous Coal & Lignite Surface Mining - 0.11%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	31,875

Communications Equipment - 0.45%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	128,744

Computer Storage Devices - 0.58%
182,000	EMC Corp., 3.375%, 06/01/2023	164,337

Consumer Services - 0.84%
225,000	HR Block 5.50%, 11/1/22	238,681

Crude Petroleum & Natural Gas - 1.20%
200,000	Murphy Oil Corp., 2.50%, 12/01/2017	201,000
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	141,000
		342,000
Dental Equipment & Supplies - 0.72%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	203,909

Distribution/Wholesale - 0.18%
50,000	Tech Data, 3.750%, 09/21/2017	50,693

Electric Services - 0.55%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	155,899

Financial Services - 1.12%
300,000	Etfc 5.375% Due 11/15/22	317,929

Food & Kindred Products - 0.38%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	107,008

Healthcare Providers & Services - 0.34%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	97,838

Infrastructure Software - 0.26%
75,000	Symantec 3.95% 06/15/2022	73,675

Metal Mining - 0.35%
100,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	98,250

Miscellaneous Business Credit Institution - 0.72%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,881
100,000	Ford Motors Credit Co. LLC., 6.625%, 08/15/2017	103,456
		203,337
Miscellaneous Manufacturing Industries - 0.37%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	106,095

Motor Vehicle Parts & Accessories - 0.37%
100,000	Lear Corp., 5.25%, 01/15/2025	105,125

National Commerical Banks - 0.53%
150,000	Citigroup, Inc., 2.40%, 02/18/2020	149,651

Operative Builders - 0.69%
200,000	Lennar	197,000

Printed Circuit Boards - 0.19%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,125

Property & Casualty Insurance - 0.81%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	229,417

Radio Telephone Communications - 0.36%
100,000	T-Mobile USA, Inc., 6.464%, 04/28/2019	101,625

Real Estate - 0.67%
50,000	Aurora Military Housing, 5.35%, 12/15/2025	53,651
137,178	Cibolo Canyon CTFS, 3.00%, 8/20/2020	135,806
		189,457
Retail - Apparel & Accessory Stores - 0.42%
100,000	FootLocker 8.50% Due 01/15/2022	118,500

Retail - Auto & Home Supply Stores - 0.38%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	107,618

Retail - Department Stores - 0.57%
150,000	Dillards, Inc., 7.13%, 08/01/2018	161,250

Retail - Drug Stores & Proprietary Stores - 0.63%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	178,496

Retail - Variety Stores - 0.74%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	211,330

Services-Business Services - 0.58%
170,000	EBay, Inc., 2.60%, 07/15/2022	164,253

Services-Computer Programming Services - 0.63%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	177,844

Services-Educational Services - 0.28%
75,000	Graham Holdings Co. 7.25%, 02/02/2019	80,437

Services-General Medical & Surgical Hospitals, NEC - 0.37%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	104,950

Services-Prepackaged Software - 1.68%
300,000	CA, Inc., 5.375%, 12/01/2019	325,037
150,000	Symantec Corp., 4.20%, 09/15/2020	153,312
		478,349
Services-Video Tape Rental - 0.57%
150,000	Netflix, Inc., 5.375%, 02/01/2021	160,500

Transportation Services - 0.39%
100,000	Expedia, Inc., 5.95%, 08/15/2020	109,918

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.28%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	80,606

TOTAL FOR CORPORATE BONDS (Cost $5,825,196) - 22.45%		6,376,247

STRUCTURED NOTES - 1.36% (a)

Commercial Banks, NEC - 0.22%
100,000	Barclays CMS, 11.00%, 05/14/2029 (United Kingdom) **	62,450

National Commerical Banks - 0.62%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	94,157
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	82,310
		176,467
Security Brokers, Dealers & Flotation Companies - 0.51%
125,000	Goldman Sachs, 4.114%, 11/13/2028	95,938
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,063
		146,000

TOTAL FOR STRUCTURED NOTES (Cost $449,624) - 1.36%		384,917

REAL ESTATE INVESTMENT TRUST - 2.40%
18,000	Duke Realty Corp.	457,740
500	PS Business Park, Inc. Series T, PFD 6.00%, 12/31/2049	12,325
3,500	Ventas, Inc.	211,470
		681,535

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $487,532) - 2.40%		681,535

PREFERRED SECURITIES - 0.76%

National Commercial Banks - 0.42%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	71,880
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	47,240
		119,120
Telephone Communications (No Radio Telephone) - 0.34%
2,000	QWest Corp., 6.125%, 06/01/2053	46,760
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	50,540
		97,300

TOTAL FOR PREFERRED SECURITIES (Cost $224,190) - 0.76%		216,420

MUNICIPAL BOND - 4.33% (a)

Arizona - 0.31%
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	64,800
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	22,265
		87,065
California - 0.64%
40,000	California State University Rev Muni, 2.785%, 11/01/2022	35,366
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	93,586
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	52,153
		181,105
Georgia - 0.36%
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	103,371

Illinois - 0.79%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	96,049
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	26,546
30,000	Illinois St., 5.877%, 3/1/2019	31,871
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/2021	68,811
		223,277
Indiana - 0.54%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/2028	33,345
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	78,011
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	42,651
		154,007
Iowa - 0.59%
201,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	167,120

Michigan - 0.41%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	115,763

Oklahoma - 0.13%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	37,806

South Carolina - 0.31%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	61,287
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	26,729
		88,016
Texas - 0.25%
25,000	Katy Texas Schools, 5.998%, 02/15/2030	27,789
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	28,739
15,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	15,000
		71,528

TOTAL FOR MUNICIPAL BOND (Cost $1,274,467) - 4.33%		1,229,057

EXCHANGE TRADED NOTE - 0.85%

8,000	JPMorgan Alerian MLP Index ETN	241,760

TOTAL FOR EXCHANGE TRADED NOTE (Cost $316,951) - 0.85%		241,760

SHORT TERM INVESTMENTS - 0.84%
239,925	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $239,925)	239,925

TOTAL INVESTMENTS (Cost $24,692,745) *** - 99.50%		$ 28,259,297

OTHER ASSETS LESS LIABILITES - 0.50%		143,238

NET ASSETS - 100.00%		$ 28,402,535

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,692,745 amounted to $3,285,351, which consisted of aggregate gross unrealized appreciation of $9,725,316 and aggregate gross unrealized depreciation of $439,964.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,692,745 amounted to $3,285,351, which consisted of aggregate gross unrealized appreciation of $9,725,316 and aggregate gross unrealized depreciation of $439,964.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,889,436	$0	$0	$18,889,436
Real Estate Investment Trusts	$681,535	$0	$0	$681,535
Preferred Securities	$216,420	$0	$0	$216,420
Corporate Bonds	$0	$6,376,247	$0	$6,376,247
Municipal Bonds	$0	$1,229,057	$0	$1,229,057
Exchange Traded Note	$241,760	$0	$0	$241,760
Structured Notes	$0	$384,917	$0	$384,917
Cash Equivalents	$239,925	$0	$0	$239,925
Total	$20,269,076	$7,990,221	$0	$28,259,297

	Archer Income Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 67.31%

Aerospce/Defense-Major Diversified - 0.76%
75,000	Exelis, Inc., 5.55%, 10/01/2021	83,459

Agriculture Chemicals - 0.49%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	54,000

Airlines - 0.93%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	101,755

Auto Parts - 1.92%
200,000	Goodyear 7.0%, 05/15/2022	209,750

Automative Wholesalers - 0.91%
100,000	LKQ Corp 4.75%, 05/15/2023	100,000

Banks & Financial Institutions - 1.64%
50,000	Lloyds Bank, Plc., 4.436%, 07/05/2033	31,450
100,000	Old National Bancorp 4.125%, 08/15/2019	97,844
50,000	Societe Generale Socgen Float, 1.4067%, 04/22/2020 (France) **	50,425
		179,719
Biotech - 2.09%
25,000	Amgen, Inc. 3.875%, 11/15/2021	26,277
200,000	Biib 2.9%, 09/15/2020	202,682
		228,959
Bituminous Coal & Lignite Surface Mining - 0.29%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	31,875

Chemicals - 2.48%
250,000	Dd 5.75%, 03/15/2019	271,415

Commercial Services-Finance - 2.55%
800,000	GE Capital Corp., 8.87%, 06/02/2018	40,408
22,500	HR Block, 5.50%, 11/1/2022	238,681
		279,088
Communications Equipment - 1.19%
50,000	CSCO Systems 4.95%, 02/15/2019	53,440
75,000	Juniper Networks, Inc., 4.50%, 03/15/2024	77,246
		130,686
Computer & Office Equipment - 0.96%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	105,089

Computer Storage Devices - 0.41%
50,000	EMC Corp., 3.375%, 06/01/2023	45,148

Consumer Finances - 0.94%
100,000	Total System Services, Inc. 3.8%, 04/01/2021	103,460

Container & Packaging - 0.48%
50,000	Ball Corp., 5.00%, 03/01/2022	52,625

Crude Petroleum & Natural Gas - 1.55%
75,000	Murphy Oil Corp., 2.50%, 12/01/2017	75,375
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	94,000
		169,375
Dental Equipment & Supplies - 0.93%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	101,955

Distribution/Wholesale - 1.38%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	100,873
50,000	Tech Data, 3.75% 09/21/2017	50,693
		151,566
Educational Services - 0.73%
50,000	Graham Holding Co., 7.25%, 02/01/2019	53,625
25,000	Wellpoint 3.7%, 08/15/2021	25,910
		79,535
Electric & Other Services Combined - 1.25%
50,000	CMS Energy, 6.250%, 02/01/2020	55,585
100,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	80,750
		136,335
Electric Services - 0.98%
50,000	Edison International, 6.25%, 08/01/2049	55,500
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	51,966
		107,466
Financial Services - 1.94%
200,000	ETFC 5.375%, 11/15/2022	211,953

Food & Kindred Products - 3.26%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	98,067
200,000	CVS 3.5%, 07/20/2022	205,364
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	53,504
		356,935
Hazardous Waste Management - 0.47%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	51,000

Healthcare Providers & Services - 0.45%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	48,919

Healthcare Supply Chain - 1.10%
120,000	Express Scripts 2.25%, 06/15/2019	120,133

Homebuilders - 0.45%
50,000	Lennar 4.875%, 12/15/2023	49,250

Infrastructure Structure - 0.45%
50,000	Symantec 3.95%, 06/15/2022	49,117

Integrated Utilities - 0.90%
100,000	SO 2.95%, 07/01/2023	99,020

Machinery Manufacturing - 0.98%
100,000	AGCO Corp. 5.875%, 12/01/2021	106,953

Medical-Generic Drugs - 0.75%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	82,311

Metal Mining - 0.45%
50,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	49,125

Miscellaneous Business Credit Institution - 1.40%
100,000	Ford Motor Credit Co. LLC., 6.625%, 08/15/2017	103,456
50,000	Ford Motor Credit Co. LLC., 1.58285%, 11/20/2018 **	49,941
		153,397
Miscellaneous Manufacturing Industries - 0.73%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	79,571

Motor Vehicle Parts & Accessories - 0.48%
50,000	Lear Corp., 5.25%, 01/15/2025	52,563

Multimedia - 0.49%
50,000	Time Warner, 4.75%, 03/29/2021	53,827

National Commerical Banks - 0.97%
80,000	Bank of America, 4.00%, 07/14/2031	56,600
50,000	Citigroup, Inc. 2.40%, 02/18/2020	49,884
		106,484
Oil Company-Exploration & Production - 1.39%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	102,620
50,000	Whiting Petroleum Corp., 6.50%, 10/01/2018	50,094
		152,714
Oil & Gas - 0.92%
100,000	Plains Amer pp 6.125%, 01/15/2017	100,549

Pharmaceuticals - 0.45%
50,000	Abbvie, 2.90%. 11/06/2022	49,270

Printed Circuit Boards - 0.49%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,125

Property & Casualty Insurance - 1.57%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	172,063

Radio Telephone Communication - 0.93%
100,000	T-Mobile US, Inc. 6.464%, 04/28/2019	101,625

Real Estate - 2.02%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	53,652
68,589	Cibolo Canyon CTFS 3.00%, 08/20/2020	67,903
100,000	Kinder Morgan 2.0%, 12/01/2017	100,160
		221,714
Retail-Auto & Housing Supply Stores - 0.98%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	107,618

Retail-Consumer Directory - 1.62%
150,000	FL 8.50%, 01/15/2022	177,750

Retail-Department Stores - 1.35%
100,000	Dillards, Inc., 7.13%, 08/01/2018	107,500
35,000	Dillards, Inc., 7.75%, 07/15/2026	40,737
		148,237
Retail-Discretionary - 0.91%
100,000	Staples, Inc., 4.375%, 01/12/2023	99,727

Retail-Drug Stores & Proprietary Stores - 1.63%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	178,496

Security Broker Dealers - 2.30%
50,000	Credit Suisse, 8.25%, 02/20/2019	48,645
50,000	Morgan Stanley, 4.90%, 02/23/2017	37,644
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	165,379
		251,668
Services - Business Services - 0.71%
80,000	EBay, Inc., 2.60%, 07/15/2022	77,296

Services - Computer Programming Services - 0.88%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	96,544

Services-General Medical & Surgical Hospitals, NEC - 0.96%
100,000	HCA Holdings, 6.25%, 02/15/2021	104,950

Services-Prepackaged Software - 2.45%
200,000	CA, Inc., 5.375%, 12/01/2019	216,692
50,000	Symantec Corp., 4.20%, 09/15/2020	51,104
		267,796
Services-Video Tape Rental - 0.98%
100,000	Netflix, Inc., 5.375%, 02/01/2021	107,000

State Commercial Banks - 0.46%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018	50,282

Telephone Communications (No Radio Telephone) - 0.54%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	59,215

Television Broadcasting Stations - 0.58%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	63,199

Tires & Inner Tubes - 1.09%
100,000	Goodyear Tire & Rubber Co., 8.755, 08/15/2020	119,600

Transportation Services - 1.00%
100,000	Expedia, Inc., 5.95%, 08/15/2020	109,918

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.49%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	53,738

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.48%
50,000	Anixter, Inc., 5.625%, 05/01/2019	52,375

TOTAL FOR CORPORATE BONDS (Cost $7,566,605) - 67.31%		7,370,284

REAL ESTATE INVESTMENT TRUST - 2.18%
2,500	Digital Realty Trust PFD, 6.625%, Series F	63,825
2,000	Digital Realty Trust PFD, 7.375%	52,960
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	70,920
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	50,660

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.18%		238,365

MUNICIPAL BOND - 20.77% (a)
Aizona - 0.26%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,278

California - 2.67%
165,000	California State Muni 6.20% 03/01/2019	181,416
95,000	Sac CA Pen 6.625%, 08/02/2024	110,754
		292,170
Florida - 0.78%
25,000	Auburndale, FL Revenue Pub Impt., 4.30%, 12/01/2026	25,000
30,000	Osceola County, FL 6.02%, 10/01/2026	32,564
25,000	Orlando Bab 7/50%, 09/01/2029	28,067
		85,630

Georgia - 1.35%
100,000	Atlantic City BOE 4.093%, 07/15/2020	95,843
50,000	Georgia Local Government 4.750%, 06/01/2028	52,208
		148,051
Illinois - 4.49%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	48,025
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/2019	34,671
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/2023	34,415
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,065
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	29,490
75,000	State of Illinois, 4.95%, 6/1/23	77,732
50,000	State of Illinois, 5.665%, 3/1/18	51,983
70,000	State of Illinois, 5.877%, 3/1/19	74,367
50,000	State of Illinois, 6.20%, 7/01/21	53,077
65,000	Kankakee VY 6.39% 07/15/2029	72,152
		491,976
Indiana - 2.05%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2027	27,791
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	40,242
80,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	93,978
10,000	Indiana State, 5.26%, 04/24	10,670
50,000	Lake Station, 4.0%, 7/15/22	51,935
		224,615
Iowa - 0.66%
74,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	72,321

Kentucky - 0.20%
20,000	KENT Mun Pwr Agy, 5.91%, 9/25	21,816

Louisiana - 0.23%
25,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	25,503

Michigan - 1.25%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/19/2019	47,340
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	51,787
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,780
		136,906
Maryland - 0.73%
40,000	Prince Georges County, MD 6.169%, 10/15/2029	44,166
35,000	Worcester County, MD 2.50%, 12/01/18	35,871
		80,037
Minnesota - 0.25%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	26,934

Mississippi - 0.19%
20,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	20,918

Missouri - 0.23%
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,377

Nevada - 0.51%
50,000	County of Clark NV, 6.36%, 11/1/2024	55,573

New Jersey - 0.86%
20,000	Hoboken NJ Services, 5.330%, 02/01/2018	20,355
65,000	Hudson County, 6.890%, 03/01/2026	73,826
		94,181
New York - 1.67%
50,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	49,997
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	83,002
50,000	TSACS Inc., NY 4.75%, 6/1/22	50,057
		183,055
Ohio - 0.31%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/2026	33,938

Oklahoma - 0.33%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	35,645

Oregon - 0.26%
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	28,124

Texas - 0.65%
25,000	Irving TX Hot, 5.657%, 08/15/2023	26,536
10,000	Reeves Cnty., TX, 5.00%, 12/1/2016	10,000
40,000	Reeves Cnty., TX, 6.375%, 12/21/2021	19,159
25,000	Reeves Cnty., TX, 6.75%, 12/01/2019	15,483
		71,178
Virginia - 0.15%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,026

Wisconsin - 0.70%
75,000	Public Finance Authority, 5.750%, 06/01/2023	76,259

TOTAL FOR MUNICIPAL BOND (Cost $2,364,710) - 20.77%		2,274,508

PREFERRED SECURITIES - 1.72%
National Commercial Banks - 0.22%
1,000	Wells Fargo Series P, 5.250%, PFD	23,620
		23,620
Savings Institutions, Not Federally Chartered - 0.58%
2,500	First Republic Bank PFD, 6.700%, Series A	63,375

Telephone Communications (No Radio Telephone) - 0.92%
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	101,080
		101,080

TOTAL FOR PREFERRED SECURITIES (Cost $186,604) - 1.72%		188,075

STRUCTURED NOTE - 4.81% (a)
Commercial Banks, NEC - 0.29%
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	31,225

Security Brokers, Dealers & Flotation Companies - 4.52%
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/2028 **	59,250
100,000	Goldman Sachs Group, Inc., 4.97085%, 12/13/2028 **	76,800
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/2020 **	62,356
120,000	Goldman Sachs Group, Inc., 4.114%, 11/13/2028 **	92,100
50,000	JPMorgan Chase Bank Floating Rate 1/23/29	41,155
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,063
25,000	Morgan Stanley, 10.00%, 1/30/2035 **	19,500
113,000	Morgan Stanley, 10.00%, Indexed 1/30/2035 **	94,073
		495,296

TOTAL FOR STRUCTURED NOTE (Cost $612,634) - 4.81%		526,521

SHORT TERM INVESTMENTS - 1.98%
217,085	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $217,085)	217,085

TOTAL INVESTMENTS (Cost $11,183,522) *** - 98.77%		10,814,838

OTHER ASSETS LESS LIABILITIES - 1.23%		134,221

NET ASSETS - 100.00%		10,949,059

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.
ADR - American Depository Receipt

*** At November 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,183,522 amounted to $11,223, which consisted of aggregate gross unrealized appreciation of $226,476 and aggregate gross unrealized depreciation of $237,698.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,183,522 amounted to $11,223, which consisted of aggregate gross unrealized appreciation of $226,476 and aggregate gross unrealized depreciation of $237,698.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$238,365	$0	$0	$238,365
Corporate Bonds	$0	$7,370,284	$0	$7,370,284
Municipal Bonds	$0	$2,274,508	$0	$2,274,508
Preferred Securities	$188,075	$0	$0	$188,075
Structured Notes	$0	$526,521	$0	$526,521
Cash Equivalents	$217,085	$0	$0	$217,085
Total	$ 643,525	$10,171,313	$0	$10,814,838

	Archer Stock Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 96.97%

Air Transportation - 2.66%
7,100	Southwest Airlines Co. *	330,931

Aircraft Part & Auxiliary Equipment, Nec - 2.58%
5,500	Spirit Aerosystems *	320,375

Asset Management - 2.24%
750	Blackrock, Inc. *	278,093

Business Services - 2.30%
3,700	Visa, Inc.	286,084

Crude Petroleum & Natrual Gas - 2.15%
7,000	Noble Energy Inc.	267,120

Electronic Computers - 2.22%
2,500	Apple, Inc.	276,300

Food & Kindred Products - 1.58%
5,000	The Hain Celestial Group, Inc. *	195,950

Footwear - 2.11%
11,500	Skechers *	261,970

Finance Services - 2.78%
10,000	Synchrony Financial	345,600

Fire, Marine & Casualty Insurance - 2.18%
12,000	National General Holdings Corp.	271,080

Food & Kindred Products - 2.06%
6,200	Mondelez International, Inc.	255,688

Hospital & Medical Service Plans - 2.13%
4,600	Centene Corp. *	265,098

Industrial Instruments for Measurement, Display & Control - 2.82%
6,100	MKS Instruments, Inc.	351,055

Industrial Organic Chemicals - 2.38%
5,000	Westlake Chemical Co.	295,850

Life Insurance - 2.79%
6,300	MetLife, Inc.	346,563

Measuring & Controlling Devices - 1.92%
1,700	Thermo Fisher Scientific, Inc.	238,187

Motor Homes - 2.99%
3,700	Thor Industries, Inc.	372,109

Motor Vehicle Parts & Accessories - 2.40%
2,300	Lear Corp. *	297,873

National Commercial Banks - 2.56%
8,000	Zions Bancorp.	318,320

Ordinance & Accessories, (No Vehicles/Guided Missels) - 1.41%
7,500	Smith & Wesson Holding Corp. *	174,975

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.05%
2,500	Zimmer Biomet Holdings, Inc.	254,650

Pharmaceutical Preparations - 3.82%
1,200	Allergan, Plc.	233,160
8,700	Roche Holding Ltd. *	241,512
		474,672
Retail-Drug Stores - 2.26%
3,700	Express Scripts Holding Co. *	280,756

Retail-Drug Stores & Proprietary Stores - 2.23%
3,600	CVS Caremark Corp.	276,804

Retail-Retail Stores - 2.30%
1,100	ULTA Salon, Cosmetics & Fragrance, Inc. *	285,450

Retail-Grocery Stores - 2.39%
9,200	Kroger Co.	297,160

Semiconductors, Integrated Ciruits & Related Services - 2.41%
3,900	Skyworks Solutions, Inc.	299,715

Semiconductors & Related Devices - 1.95%
21,000	Canadian Solar, Inc. *	242,130

Services-Business Services, Nec- 2.51%
6,300	Cardtronics, Inc. *	311,661

Services-Computer Processing & Data Preperation - 2.32%
5,400	Gigamon, Inc. *	288,090

Services-Computer Programming, Data Processing, Etc. - 2.38%
2,500	Facebook, Inc. *	296,050

Services-Computer Programming Services - 3.00%
7,700	Synchronoss Technologies, Inc. *	373,296

Services-Educational Services - 2.89%
6,300	Grand Canyon Education, Inc. *	359,730

Services-Health Services - 2.19%
3,600	ICON Public Limited Co. *	272,304

Services-Help Supply Services - 2.46%
9,200	AMN Healthcare Services, Inc. *	306,360

Services-Prepackaged Software - 4.74%
5,000	Microsoft Corp.	301,300
3,500	Check Point Software Technologies Ltd. *	288,155
		589,455
Shipping - 2.16%
3,100	Citrix Systems, Inc. *	268,862

Telephone & Telegraph Apparatus - 2.29%
5,300	Netgear, Inc. *	284,610

Water Transportation - 2.40%
5,800	Carnival Corp	298,178

Wholesale-Motor Vehicles & Motor Vehicle - 1.98%
7,500	LKQ Corp. *	246,225

TOTAL FOR COMMON STOCK (Cost $9,996,044) - 96.97%		12,055,379

MONEY MARKET FUND - 2.91%
361,796	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $361,796)	361,796

TOTAL INVESTMENTS (Cost $10,321,840) - 99.88%		12,417,175

LIABILITIES LESS OTHER ASSETS - 0.12%		15,058

NET ASSETS - 100.00%		12,432,232

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,321,840 amounted to $1,511,302, which consisted of aggregate gross unrealized appreciation of $1,931,568 and aggregate gross unrealized depreciation of $420,265.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,321,840 amounted to $1,511,302, which consisted of aggregate gross unrealized appreciation of $1,931,568 and aggregate gross unrealized depreciation of $420,265.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,055,379	$0	$0	$12,055,379
Cash Equivalents	$361,796	$0	$0	$361,796
Total	$12,417,175	$0	$0	$12,417,175

	Archer Dividend Growth Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 96.44%

Communications Equipment - 2.32%
3,400	QUALCOMM Incorporated	231,642

Computer & Office Equipment - 4.60%
7,800	Cisco Systems, Inc.	232,596
1,400	International Business Machines Corp.	227,108
		459,704
Electric & Other Services Combined - 2.22%
3,000	Duke Energy Corp.	221,310

Electric Services - 4.80%
10,000	CenterPoint Energy	238,600
7,200	PPL Corporation	240,912
		479,512
Guided Missiles & Space Vehicles & Parts - 2.66%
1,000	Lockheed Martion Corp.	265,250

Hotels & Motels - 2.41%
15,500	Extended Stay	241,180

Insurance Agents Brokers & Services - 2.32%
4,600	Arthur J Gallagher & Co.	231,610

Life Insurance - 2.48%
4,500	Metlife, Inc.	247,545

Motor Vehicles & Passengers Car Bodies - 2.16%
18,000	Ford	215,280

National Commercial Banks - 10.27%
2,925	Canadian Imperial Bank of Commerce	230,110
3,150	Cullen Frost	259,277
5,500	PacWest Bancorp	281,875
4,800	Wells Fargo & Company	254,016
		1,025,277
Paper Mills - 2.40%
5,700	Schweitzer-Mauduit International, Inc.	239,628

Petroleum Refining - 6.81%
2,050	Chevron Corp.	228,698
2,280	Exxon Mobil Corp.	199,044
4,100	Valero Energy Corp.	252,396
		680,138
Pharmaceutical Preparations - 11.39%
3,600	Abbvie	218,880
5,400	GlaxoSmithKline	204,066
4,000	Merck & Co., Inc.	244,760
7,000	Pfizer	224,980
6,100	Sanofi	245,220
		1,137,906
Pipe Lines - 2.45%
6,947	Plans Gp Holdings	244,248

Plastic, Materials, Synth Resins & Nonv - 2.20%
3,950	Dow Chemical Co.	220,094

Plastic Products, NEC - 2.05%
3,700	Tupperware	205,128

Real Estate Investment Trusts - 11.47%
13,450	Host Hotels	239,948
7,000	Iron Mountain, Inc.	231,000
4,000	Realty Income Corp.	221,760
3,800	Ventas, Inc.	229,596
7,250	Weyerhaeuser	223,518
		1,145,822
Retail-Variety Stores - 2.55%
3,300	Target Corp.	254,892

Savings Institution, Federally Chartered - 4.84%
15,000	New York Community Bank	239,700
13,000	People's United Financial, Inc.	243,360
		483,060
Semiconductors & Related Devices - 2.29%
6,600	Intel Corp.	229,020

Soap, Detergent & Cleaning Preparations - 2.39%
2,900	Procter & Gamble Co.	239,134

Telephone Communications - 6.86%
6,150	AT&T, Inc.	237,575
5,000	BCE, Inc.	215,400
4,650	Verizon Communications, Inc.	232,035
		685,010
Trucking & Courier Services - 2.50%
2,150	United Parcel	249,228

TOTAL FOR COMMON STOCK (Cost $9,491,316) - 96.44%		9,631,617

MONEY MARKET FUND - 2.79%
278,877	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $278,877)	278,877

TOTAL INVESTMENTS (Cost $9,770,193) - 99.23%		9,910,494

LIABILITIES LESS OTHER ASSETS - 0.77%		76,486

NET ASSETS - 100.00%		9,986,980

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,770,193 amounted to -$271,455, which consisted of aggregate gross unrealized appreciation of $108,225 and aggregate gross unrealized depreciation of $379,680.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,770,193 amounted to -$271,455, which consisted of aggregate gross unrealized appreciation of $108,225 and aggregate gross unrealized depreciation of $379,680.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,631,617	$0	$0	$9,631,617
Cash Equivalents	$278,877	$0	$0	$278,877
Total	$9,910,494	$0	$0	$9,910,494

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 30, 2017

By /s/Bob Anastasi

*Bob Anastasi

Treasurer

Date January 30, 2017

* Print the name and title of each signing officer under his or her signature.